Investments (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments (Details) [Line Items]
Impairment loss	$ 900
Common shares received (in Shares)	55,322	43,928	30,086
Financial assets are recorded at fair value		$ 3,700	$ 3,400
Fair value of investments		300
Net loss		$ (7,394)	$ 895
Paramount Gold Nevada Corp [Member]
Investments (Details) [Line Items]
Interest, percentage		5.60%	6.40%
Net loss		$ 200		$ 200
Carrying value of investment		$ 1,400	$ 2,400